Janus Henderson High-Yield Fund Expense Example - Class D Shares [Member] - Janus Henderson High-Yield Fund - Class D	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	$ 984